Schedule of investments
Delaware Tax–Free California II Fund	September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.18%
Corporate Revenue Bonds — 6.00%
California Pollution Control Financing Authority Revenue
(CalPlant I Project) 144A 8.00% 7/1/39(AMT) #, ‡	300,000	$195,750
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A-2 5.00% 6/1/47	400,000	412,420
(Capital Appreciation - Asset-Backed-1st Subordinate) Series B 1.068% 6/1/47^	720,000	152,748
Inland Empire Tobacco Securitization, California
(Asset-Backed) Series F 144A 1.696% 6/1/57#, ^	11,285,000	429,056
Tobacco Securitization Authority of Southern California
(Asset-Backed-2nd Subordinate Lien) Series C 0.558% 6/1/46^	3,905,000	742,457
(Asset-Backed-3rd Subordinate Lien) Series D 0.307% 6/1/46^	1,455,000	242,796
		2,175,227
Education Revenue Bonds — 12.25%
California Educational Facilities Authority Revenue
(Stanford University) 5.25% 4/1/40	1,100,000	1,713,877
California Municipal Finance Authority
(Emerson College Issue) Series B 5.00% 1/1/32	1,000,000	1,172,610
(Julian Charter School Project) Series A 144A 5.625% 3/1/45#	250,000	252,600
California Public Finance Authority Educational Facilities Revenue
(Trinity Classical Academy Project) Series A 144A 5.00% 7/1/44#	350,000	349,010
California School Finance Authority
(ICEF - View Park Elementary and Middle Schools)
Series A 5.625% 10/1/34	300,000	323,355
Series A 5.875% 10/1/44	300,000	323,922
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Schedule of investments
Delaware Tax–Free California II Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority Student Housing Revenue
(Provident Group - Pomona Properties LLC Project) Series A 144A 5.75% 1/15/45#	300,000	$304,650
		4,440,024
Electric Revenue Bonds — 4.63%
Los Angeles Department of Water & Power Revenue
(Power System Revenue) Series A 5.00% 7/1/42	1,000,000	1,214,190
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	185,000	134,356
Series TT 5.00% 7/1/32 ‡	340,000	242,250
Series XX 5.25% 7/1/40 ‡	120,000	85,500
		1,676,296
Healthcare Revenue Bonds — 5.33%
California Health Facilities Financing Authority Revenue
(Sutter Health) Series A 5.00% 8/15/43	1,000,000	1,160,820
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/56 #	300,000	324,822
Series A 144A 5.50% 12/1/58 #	400,000	447,920
		1,933,562
Housing Revenue Bonds — 2.56%
California Housing Finance Agency
Series 2 4.00% 3/20/33	494,360	547,222
Independent Cities Finance Authority, California
Series A 5.25% 5/15/49	350,000	379,435
		926,657
Lease Revenue Bonds — 10.32%
California Municipal Finance Authority
(Orange County Civic Center Infrastructure Improvement Program - Phase II) 5.00% 6/1/43	750,000	913,163
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
California State Public Works Board Lease Revenue
(Various Capital Projects) Series I 5.50% 11/1/30	1,000,000	$1,150,290
(Various Judicial Council Projects) Series D 5.00% 12/1/29	500,000	526,605
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A 5.00% 6/1/45	1,000,000	1,150,650
		3,740,708
Local General Obligation Bonds — 8.54%
Fresno Unified School District
(Election 2016) Series A 5.00% 8/1/41	500,000	606,425
Los Angeles Unified School District
(Election 2008) Series A 5.00% 7/1/40	500,000	589,200
Moreno Valley Unified School District
(Election 2014) Series B 5.00% 8/1/43(AGM)	500,000	618,160
Natomas Unified School District
(1999 Refunding) 5.95% 9/1/21(NATL)	100,000	103,285
New Haven Unified School District
(Election 2014) Series A 5.00% 8/1/40	1,000,000	1,178,050
		3,095,120
Pre-Refunded/Escrowed to Maturity Bonds — 10.43%
Bay Area, California Toll Authority
(San Francisco Bay Area) Series S4 5.00% 4/1/32-23§	1,000,000	1,121,380
California Educational Facilities Authority Revenue
(Harvey Mudd College) 5.25% 12/1/31-21§	500,000	529,885
California State Public Works Board Lease Revenue
(Trustees of the California State University) Series E 5.00% 9/1/33-22§	1,000,000	1,092,250
Centinela Valley Union High School District
(Election 2010) Series A 5.00% 8/1/31-21§	500,000	520,375
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Schedule of investments
Delaware Tax–Free California II Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
San Joaquin County Transportation Authority
(Limited Tax - Measure K) Series A 5.75% 3/1/28-21§	250,000	$255,843
West Contra Costa Unified School District (2010 Election)
Series A 5.25% 8/1/32-21(AGM) §	250,000	260,707
		3,780,440
Special Tax Revenue Bonds — 9.86%
GDB Debt Recovery Authority of Puerto Rico (Taxable)
7.50% 8/20/40	307,120	211,913
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,035,000	1,078,998
Series A-1 5.00% 7/1/58	315,000	333,771
Series A-2 4.329% 7/1/40	115,000	117,492
Series A-2 4.329% 7/1/40 (Converted)	250,000	255,417
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex) Series A 5.00% 6/1/38	1,200,000	1,349,292
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Senior Lien)
Series A 4.00% 10/1/22	130,000	128,236
Series A 5.00% 10/1/29	100,000	99,129
		3,574,248
State General Obligation Bonds — 11.25%
California State
(Various Purposes)
5.00% 9/1/31	1,000,000	1,129,570
5.00% 4/1/37	2,000,000	2,216,020
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35‡	270,000	172,125
(Public Improvement)
Series A 5.00% 7/1/24 ‡	80,000	57,300
Series A 5.00% 7/1/41 ‡	125,000	79,063
Series A 5.25% 7/1/34 ‡	65,000	46,719
Series A 5.375% 7/1/33 ‡	135,000	95,681
Series B 5.75% 7/1/38 ‡	180,000	126,900
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Series C 6.00% 7/1/39 ‡	165,000	$116,737

(Unrefunded Balance - Public Improvement) Series B 5.00% 7/1/35‡	55,000	39,256
		4,079,371
Transportation Revenue Bonds — 17.01%
Bay Area, California Toll Authority
(Build America Bonds) Series S3 6.907% 10/1/50	170,000	308,635
(San Francisco Bay Area) Series S-H 5.00% 4/1/44	1,000,000	1,241,490
Port Authority of Guam Revenue
Series A 5.00% 7/1/48	375,000	426,630
San Francisco City & County Airports Commission
(San Francisco International Airport) Series A 5.00% 5/1/34(AMT)	1,000,000	1,231,570
San Francisco Municipal Transportation Agency Revenue
5.00% 3/1/32	1,000,000	1,101,180
San Jose, California Airport Revenue
Series B 5.00% 3/1/36	575,000	684,382
Series B 5.00% 3/1/42	1,000,000	1,172,880
		6,166,767
Total Municipal Bonds (cost $33,136,710)		35,588,420

Short-Term Investments — 0.83%
Variable Rate Demand Note — 0.83%¤
University of California
Series AL-2 0.08% 5/15/48	300,000	300,000
Total Short-Term Investments (cost $300,000)		300,000
Total Value of Securities—99.01% (cost $33,436,710)		35,888,420
Receivables and Other Assets Net of Liabilities—0.99%		359,509
Net Assets Applicable to 2,849,030 Shares Outstanding—100.00%		$36,247,929
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $2,303,808, which represents 6.36% of the Fund's net assets.
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Schedule of investments
Delaware Tax–Free California II Fund (Unaudited)
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of September 30, 2020.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICEF – Inner City Education Foundation
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
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